Expense Example - FidelityEquityDividendIncomeFund-KPRO - FidelityEquityDividendIncomeFund-KPRO - Fidelity Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund - Class K	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579